Other income/(expenses) - Summary of Other Income/(Expenses) (Parenthetical) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
IPO [Member]
Schedule Of Other Income Expenses [Line Items]
Cost allocated to secondary offering non-cash expense	$ 270